                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-5867

Exact name of registrant as specified in charter:             Oppenheimer Multi-State Municipal Trust

Address of principal executive offices:                       6803 South Tucson Way
                                                              Centennial, CO 80112

Name and address of agent for service:                        Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           303.768.3200

Date of fiscal year end:                                      7/31

Date of reporting period:                                     07/01/2005-06/30/2006

Item 1.           Proxy Voting Record - Please note that Oppenheimer Pennsylvania Municipal held no voting securities during the period covered by this report.  No records are attached for this series.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05867
Reporting Period: 07/01/2005 - 06/30/2006
Oppenheimer Multi-State Municipal Trust

============================= NEW JERSEY MUNICIPAL =============================

NEW JERSEY ECONOMIC DEV AUTH

Ticker:                      Security ID:  6459054F4
Meeting Date: JAN 19, 2006   Meeting Type: Written Consent
Record Date:  AUG 4, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     FIRST SUPPLEMENT TO TRUST INDENTURE       For       For        Management

--------------------------------------------------------------------------------

NEW JERSEY ECONOMIC DEV AUTH

Ticker:                      Security ID:  6459054G2
Meeting Date: JAN 19, 2006   Meeting Type: Written Consent
Record Date:  AUG 4, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     FIRST SUPPLEMENT TO TRUST INDENTURE       For       For        Management

============================ PENNSYLVANIA MUNICIPAL ============================

======================== ROCHESTER NATIONAL MUNICIPALS =========================

CALIFORNIA STATEWIDE CMNTYS

Ticker:                      Security ID:  13077LAR5
Meeting Date: DEC 19, 2005   Meeting Type: Written Consent
Record Date:  OCT 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                  None      Did Not    Management
                                                          Vote
2     THE RELEASE PROVISIONS                    None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

DENVER COLO CITY & CNTY SPL

Ticker:                      Security ID:  249271EY9
Meeting Date: DEC 19, 2005   Meeting Type: Written Consent
Record Date:  OCT 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                  None      Did Not    Management
                                                          Vote
2     THE RELEASE PROVISIONS                    None      Did Not    Management
                                                          Vote

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on itsbehalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Multi-State Municipal Trust, on behalf of
                            Oppenheimer New Jersey Municipal Fund, Oppenheimer
                            Pennsylvania Municipal Fund
                            and Rochester National Municipals

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 28, 2006

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact